Description of Business and Organization (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Oct. 29, 2025	Sep. 08, 2025	Sep. 05, 2025	Aug. 25, 2025	Dec. 23, 2024	Apr. 23, 2024	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Jul. 30, 2026	Jul. 29, 2026	Jul. 13, 2026	Jul. 12, 2026	Dec. 09, 2025	Dec. 08, 2025	Aug. 24, 2025	Apr. 28, 2023	Apr. 11, 2023	Oct. 21, 2022
Ordinary shares, par value																				$ 0.001
Gross proceeds for IPO									$ 10,350,000
Ordinary shares, shares authorized																			500,000,000	50,000,000
Purchase consideration for the acquisition	$ 700,000
Series A Warrant [Member]
Number of shares issued, value								$ 2		$ 4,500,000
Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		3,214,286
Series B Warrant [Member]
Number of shares issued, value										$ 731
Shareholders And Board Of Directors [Member]
Reverse share split				1-for-80
IPO [Member]
Gross proceeds for IPO					$ 10,400,000	$ 9,100,000
Net proceeds received form IPO					$ 9,100,000
IPO [Member] | Aegis Capital Corp. [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					288
September Two Thousand Twenty Five Public Offering [Member]
Number of shares issued		53,571
share price		$ 112.00
Gross proceeds for IPO							$ 6,000,000.0
Net proceeds received form IPO							$ 5,300,000
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member]
Number of shares issued										167,236
share price		$ 112.00
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		3,214,286
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member]
Number of shares issued										182,790
share price		$ 0.004
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		3,214,286
September Two Thousand Twenty Five Public Offering [Member] | Additional Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase		8,036
Over-Allotment Option [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase			3,214,286
Over-Allotment Option [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Granted of option purchase			3,214,286
Over-Allotment Option [Member] | Warrant [Member] | Underwriting Agreement [Member]
share price			$ 0.00001
Granted of option purchase			6,428,572
Total warrant cosdideration value			$ 64.29
Common Class A [Member]
Ordinary shares, par value							$ 0.04	$ 0.04		$ 0.04							$ 0.0001		$ 0.004
share price				$ 0.008
Ordinary shares, shares authorized				5,000,000			40,950,000	40,950,000		40,950,000					204,750,000	5,000,000	400,000,000		1,000,000
Common Class A [Member] | Subsequent Event [Member]
Ordinary shares, par value											$ 0.04	$ 0.008	$ 0.04	$ 0.008
Ordinary shares, shares authorized											40,950,000	204,750,000	40,950,000	204,750,000
Common Class A [Member] | Shareholders And Board Of Directors [Member]
Authorized share capital amount							$ 50,000			$ 50,000
Common Class A [Member] | IPO [Member]
Number of shares issued					5,750
Ordinary shares, par value					$ 0.04
share price					$ 1,800.00
Gross proceeds for IPO					$ 10,400,000
Common Class B [Member]
Ordinary shares, par value				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001									$ 0.0001
Ordinary shares, shares authorized				100,000,000			20,000,000	20,000,000		20,000,000					20,000,000	100,000,000			100,000,000
Guangxi Yousen [Member]
Ownership percentage																		100.00%